Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2023
Selected Income Statement Data [Abstract]
Schedule of selected revenues
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Sales of productss	301,899	307,791	259,332
Service fees	13,476	13,118	10,327

	315,375	320,909	269,659

Schedule of selected selling, general and administrative expenses data
B.	Selling, general and administrative expenses
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Selling (*)	36,896	38,249	33,614
General and administrative	13,855	11,250	9,359

	50,751	49,499	42,973

(*) Including shipping and handling costs	2,744	2,294	1,867

Schedule of selected financial income (expenses) data
C.	Financial income, net
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Interest income	24,051	8,648	1,408
Convertible notes amortization	(1,094)	(1,094)	(113)
Other, net (*)	(739)	(864)	(265)

	22,218	6,690	1,030

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(78), $(351), and $58 in 2023, 2022 and 2021, respectively.